Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 8  -  COMMITMENTS AND CONTINGENT LIABILITIES

A.	Royalties provision

1.	Royalties to an ASIC designer

The Company has a liability to pay royalties for the development of an ASIC component which was used as an amplifier for the capture of signals at low frequencies from X-ray detectors contained in the capsule. The institution that developed the ASIC is entitled to receive royalties from the Company in the amount of 50 € cents (53.3 U.S. cents) for every ASIC component that the Company will sell, capped at €200 (approximately $213). This royalty is considered as a liability. However due to the current expectations of the company and its current status as further described in Note 1A(4) it is no longer expected that there will be future sales that are subjected to payment of royalties and thus the provision was derecognized. Such amount was reflected as a reduction of research and development expenses in the year ended December 31, 2023.

	December 31,
	2023	2022

Royalties to an ASIC designer	-	94
	-	94

2.	Reimbursement liability to Predecessor Entity’s unit holders

On May 31, 2009, the Company entered into an asset transfer agreement with Check Cap LLC (the “Predecessor Entity”), a company with the same shareholders as the Company at the time of transfer. According to the agreement, the Predecessor Entity transferred all of its business operations and substantially all of its assets to the Company, including development and consulting agreements, cash, property and equipment and intangible ownership rights, free of any debt.

As a part of the reorganization, the Company committed to reimburse the unit holders of the Predecessor Entity for any tax burdens that may be imposed on them due to the reorganization. The reimbursement liability is calculated assuming deemed royalties are paid to the U.S. unit holders of Check-Cap LLC under Section 367(d) of the Code, and is based in part on the Company’s forecasted sales with a cap calculated as the fair value of the share as determined at the date of the financial statements. The reimbursement liability is calculated by multiplying the estimated tax rate by the lowest of: (1) expected cash outflows for a period of 15 years ending December 31, 2023, discounted using a discount factor commensurate with the risk of the Company, and (2) value of the shares held by U.S. unit holders of the Predecessor Entity as of December 31, 2022 multiplied by $2.2, the last reported price per share of the Company’s ordinary shares on the Nasdaq Capital Market on December 31, 2022. Any updates in the contingent liability will be charged to earnings. Since the Company does not expect to be profitable in year 2023, the liability based on the discounted outflows is $0.

B.	Commitments

(1)	Royalties

The Company’s research and development efforts were financed, in part, through funding from the Israeli Innovation Authority (IIA( and the BIRD Foundation. Since the Company’s inception through December 31, 2023, the Company received funding from the IIA and the BIRD Foundation in the total amount of approximately $5,600 and $114, respectively. In year 2021, the Company received grant approval from the IIA to support the funding of the Company’s transition from research and development to manufacturing. The final grant amounted to $620, of which approximately $349 was received in year 2021, $82 was received in January 2022 and $225 was received in February 2023.

According to the terms of applicable law as currently in effect regarding the grants received before year 2021, the IIA is entitled to royalties equal to 3-4% (or at an increased rate under certain circumstances) of the revenues from sales of products and services based on technology developed using IIA grants, up to the full principal amount (which may be increased under certain circumstances) of the U.S. Dollar-linked value of the grants, plus the applicable interest rate of 12-month . The obligation to pay these royalties is contingent on actual sales of the applicable products and services and in the absence of such sales, no payment is required. As of December 31, 2023, the Company had not paid any royalties to the IIA and had a contingent liability to the IIA in the amount of approximately $6,199. Royalties associated with the grant plan mentioned are not anticipated to be payable in the foreseeable future and have been accounted for as a reduction in research and development expenses in the corresponding years.

On July 13, 2014, the Company entered into a Cooperation and Project Funding Agreement with the BIRD Foundation and Synergy and during 2014-2017, the Company, together with Synergy, had received funding from the BIRD Foundation in the aggregate amount of approximately $127. Based on the aggregate expenses that the Company incurred for such project, it refunded to the BIRD Foundation an amount of approximately $13. The Company will not be receiving additional funding from the BIRD Foundation for the project, which is no longer active. As of December 31, 2023, the Company had not paid any royalties to the BIRD Foundation and had a contingent obligation to the BIRD foundation in the amount of approximately $209. Royalties associated with the grant plan mentioned are not anticipated to be payable in the foreseeable future and have been accounted for as a reduction in research and development expenses in the corresponding years.

(2)	Rental agreements

1.

On January 26, 2021, the Company entered into a new lease agreement, as amended (the “Amended Lease Agreement”), according to which, effective as of April 1, 2021, the Company leases a total of approximately 1,550 square meters at its facility located in Isfiya, Israel. The Amended Lease Agreement expired on December 31, 2023. Monthly rental expenses under the lease agreement are $16.1. Prior to entering into the Amended Lease Agreement, the Company leased approximately 900 square meters at the same facility under a lease agreement, originally scheduled to expire on May 31, 2022. According to ASC 842, the Amended Lease Agreement was accounted for as a lease modification and, therefore, the lease liability was remeasured as of the modification date with an adjustment recorded to the underlying right of use asset.

Following the determination of Company’s Board of Directors on June 6, 2023, to discontinue the Company’s clinical studies (see Note 1 A (4)), the Company did not extend the Amended Lease Agreement that expired on December 31, 2023. However, on November 11, 2023, the Company agreed with the Lessor to lease part of the premises in Isfiya (the “New Leased Premises”) until February 29, 2024, for a monthly rental fee of $8.3. On April 15, 2024, the Company and the Lessor agreed on extending the lease of the New Leased Premises for a two years period commencing on March 1, 2024, for a monthly rental fee of $8.3. The Company may terminate such lease upon a 60 days prior notice to the Lessor.

2.

On December 30, 2021, the Company entered into a Sub-lease Agreement (the “Sub-lease Agreement”), with a Company supplier (the “Lessor”) according to which, the Company leased approximately 70 square meters laboratory space for the production of certain components, at the supplier’s premises in Petach Tikva, Israel. The Sub-lease Agreement entered into effect on September 21, 2022, after receipt of certain permits including a business license from Petach Tikva municipality. The Sub-lease Agreement was due to expire on January 31, 2025. The Company had the right to terminate the Sub-lease Agreement at any time, upon at least 90 days prior written notice.

The Sub Lease Agreement was part of an amended service agreement with the supplier for certain additional services. Total monthly rental expenses under the Sub-lease Agreement and the payment for such other services was $26.9. Following the effectiveness of the Sub-lease Agreement, the lease was recorded under ASC 842. As the Sub-lease Agreement is part of a service agreement with the supplier, management was required to evaluate the fair market amount attributed to the lease per month and based on its estimations, the amount allocated to the lease was approximately $2.8 and the portion allocated to monthly services was $24.1.

Following the determination of Company’s Board of Directors on June 6, 2023 to discontinue the Company’s clinical studies (see Note 1 A (4)), on June 8, 2023, the Company terminated the Sub-lease Agreement and such service agreement in Petach Tikva, and the Sub-lease Agreement terminated on September 8, 2023.

3.	On March 1, 2022, the Company entered into a lease agreement of certain offices in Petach Tikva Israel, according to which, the Company leases approximately 140 square meters offices, The lease agreement expires on February 28, 2024, and the Company has an option to extend the lease period for two additional periods of one year each. Total monthly rental expense under the lease agreement is approximately $1.7. The lease agreement is recorded under ASC 842. on September 2023 the office lease agreement in Petach Tikva was terminated by the parties.

C.	Legal

As of the date of the financial statements, the Company is not a party to any pending litigation.